Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES

NOTE 13 - SALES AND MARKETING EXPENSES

Composition:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023

Payroll and related benefits (including share-based compensation)	2,571	2,639	2,239
Consulting and professional services	750	2,518	987
Travel	280	426	354
Advertising and promotion expenses	116	32	92
Sales commissions	36	96	49
Conferences	329	286	323
Others	276	299	393
	4,358	6,296	4,437